RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

10.	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES
We transact business with the following related parties: Seatankers Management Norway AS, Seatankers Management Co. Ltd, Alta Trading UK Limited and the affiliates of Hemen referred to in Note 6, being entities under common control with Hemen. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

We also transact business with the following affiliated companies, being companies in which Hemen and companies associated with Hemen have significant influence: SFL Corporation Ltd ("SFL"), Flex LNG Ltd, Front Ocean Management AS and Golden Ocean Group Ltd ("Golden Ocean"). On March 12, 2025, Hemen disposed of its entire shareholding in Golden Ocean through a sale to a third party at which time Golden Ocean ceased to be affiliated with us.

Summary

A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2026 and 2025 was as follows:

(in thousands of $)	2026	2025
Revenues and other operating income
Seatankers Management Co. Ltd	3,914	1,877
SFL	1,499	1,048
Golden Ocean	—	48
Flex LNG Ltd	949	795
Avance Gas	—	572
TFG Marine	365	338
Other related parties and affiliated companies	14	—
Total revenues and other operating income	6,741	4,678

Operating expenses
Front Ocean Management	1,905	1,544
Seatankers Management Co. Ltd	289	456
Total operating expenses	2,194	2,000

Other income (expenses)
FMS Holdco share of results	(44)	712
TFG Marine share of results	23,792	405
Total other income (expenses)	23,748	1,117

Revenues earned from related parties and affiliated companies comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies comprise rental for vessels and office space, support staff costs, and corporate administration. In January 2026, the Company entered into agreements to acquire nine VLCC newbuildings from affiliates of Hemen. For further details, refer to Note 6.

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of June 30, 2026 and December 31, 2025 was as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
SFL	2,586	3,860
Seatankers Management Co. Ltd	9,563	8,453
Flex LNG Ltd	987	403
TFG Marine	221	302
Other related parties and affiliated companies	90	73
Related party and affiliated company receivables	13,447	13,091

Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.
A summary of balances due to related parties and affiliated companies as of June 30, 2026 and December 31, 2025 was as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
SFL	10,587	6,829
Seatankers Management Co. Ltd	3,459	2,594
Flex LNG Ltd	490	340
TFG Marine	25,905	21,195
Front Ocean Management	1,174	106
Related party and affiliated company payables	41,615	31,064

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Transactions with associated companies

A share of profit of TFG Marine of $23.8 million was recognized in the six months ended June 30, 2026 (2025: $0.4 million). The Company also entered into a bunker supply arrangement with TFG Marine, under which it paid $257.4 million to TFG Marine in the six months ended June 30, 2026 (2025: $251.7 million) and $25.9 million remained due as of June 30, 2026 (December 31, 2025: $21.2 million). See Note 11 for additional disclosure of financial commitments to TFG Marine as a result of forward bunker purchase arrangements.

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2026 and 2025 was as follows:

(in thousands of $)	2026	2025
Total remuneration	8,048	2,258
of which:
Paid in capacity as directors	2,288	115
Other remuneration	5,760	2,143

The directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the Annual General Meeting. No pensions were paid to current or past directors. No compensation was paid to current or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component, summarized as follows:

(in thousands of $)	2026	2025
Total fixed remuneration	480	468
of which:
Cost of pension	16	17
Total variable remuneration	7,568	1,790
of which:
Share based payments	7,568	1,790
In May 2026, the Board of Directors approved the grant of 276,895 synthetic options to management and employees according to the rules of the Company’s synthetic option scheme approved by the Board of Directors. The synthetic options have a term of five years expiring on May 29, 2031. The vesting period is 12 months for the first one-third of options, 24 months for the next one-third of options and 36 months for the final one-third of the options. The exercise price of the synthetic options is $36.80 being the volume-weighted average price of the Company's share for the last 30 days prior to grant. The exercise price will further be adjusted for any distribution of dividends made before the relevant synthetic options are exercised. The synthetic options granted to the CEO and CFO are subject to a cap on the maximum annual gain equal to two times their annual base salary at the time of the exercise of the synthetic options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, are classified as a liability.

As of June 30, 2026, the Company recorded a total liability of $3.6 million in relation to synthetic options granted to key management personnel (December 31, 2025: $9.3 million).